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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-05324
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                                Elfun Diversified Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                             Elfun Diversified Fund

                 Schedule of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)

                                                                                         Number of             Value
                                                                                          Shares
Domestic Equity - 29.9%
------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.4%
Alliant Techsystems, Inc.                                                                 3,675                $ 246 (a)
Hexcel Corp.                                                                             28,715                  189 (a)
Honeywell International Inc.                                                              3,057                   85
Rockwell Collins, Inc.                                                                    3,903                  127
                                                                                                                 647

Beverages - 0.9%
Molson Coors Brewing Co. (Class B)                                                        1,884                   65
Pepsi Bottling Group, Inc.                                                               22,227                  492
PepsiCo, Inc.                                                                            20,629                1,062
                                                                                                               1,619

Biotechnology - 1.6%
Amgen Inc.                                                                               33,039                1,636 (a)
Amylin Pharmaceuticals, Inc.                                                             10,444                  123 (a)
Gilead Sciences, Inc.                                                                    18,953                  878 (a)
Vertex Pharmaceuticals Inc.                                                               6,203                  178 (a)
                                                                                                               2,815

Capital Markets - 2.0%
Affiliated Managers Group, Inc.                                                           4,646                  194 (a)
Ameriprise Financial, Inc.                                                                9,011                  185
Greenhill & Company Inc.                                                                  1,471                  109
Morgan Stanley                                                                            5,651                  129
State Street Corp.                                                                       29,821                  918 (e)
The Bank of New York Mellon Corp.                                                        12,357                  349
The Charles Schwab Corp.                                                                 21,483                  333
The Goldman Sachs Group, Inc                                                             12,585                1,334
                                                                                                               3,551

Chemicals - 0.7%
Intrepid Potash, Inc.                                                                     6,985                  129 (a)
Monsanto Co.                                                                             11,419                  949
Praxair, Inc.                                                                             3,532                  238
                                                                                                               1,316

Commercial Banks - 0.2%
SunTrust Banks, Inc.                                                                     15,285                  180
US Bancorp                                                                                7,801                  114
Wells Fargo & Co.                                                                         6,511                   93
Zions Bancorporation                                                                      2,548                   25
                                                                                                                 412

Commercial Services & Supplies - 0.5%
Corrections Corporation of America                                                       33,305                  427 (a)
Iron Mountain Inc.                                                                       24,298                  538 (a)
                                                                                                                 965

Communications Equipment - 2.1%
Cisco Systems, Inc.                                                                      86,107                1,444 (a)
Corning Inc.                                                                             26,882                  356
Harris Corp.                                                                              2,092                   61
Juniper Networks, Inc.                                                                   10,812                  163 (a)
QUALCOMM Inc.                                                                            43,731                1,702
                                                                                                               3,726

Computers & Peripherals - 0.4%
Dell Inc.                                                                                 3,907                   37 (a)
Hewlett-Packard Co.                                                                      11,120                  357
International Business Machines Corp.                                                     3,682                  357
                                                                                                                 751

Diversified Financial Services - 0.9%
CME Group Inc.                                                                            3,472                  855
JPMorgan Chase & Co.                                                                     28,571                  759
                                                                                                               1,614

Diversified Telecommunication Services - 0.3%
AT&T Inc.                                                                                13,655                  344
Verizon Communications Inc.                                                               8,131                  246
                                                                                                                 590

Electric Utilities - 0.6%
American Electric Power Comapny Inc.                                                      9,108                  230
Edison International                                                                      8,132                  234
Entergy Corp.                                                                               325                   22
ITC Holdings Corp.                                                                        8,065                  352
Northeast Utilities                                                                       8,004                  173
                                                                                                               1,011

Electronic Equipment, Instruments & Components - 0.2%
Cogent, Inc.                                                                             14,496                  172 (a)
Mettler-Toledo International, Inc.                                                        2,438                  125 (a)
Molex Inc. (Class A)                                                                      2,431                   31
                                                                                                                 328

Energy Equipment & Services - 1.0%
Dresser-Rand Group Inc.                                                                   7,183                  159 (a)
Halliburton Co.                                                                           8,519                  132
HIS, Inc. (Class A)                                                                       4,189                  172 (a)
National Oilwell Varco, Inc.                                                              3,487                  100 (a)
Noble Corp.                                                                               3,186                   77
Schlumberger Ltd.                                                                        26,675                1,084
Weatherford International Ltd.                                                            8,693                   96 (a)
                                                                                                               1,820

Food Products - 0.5%
Archer-Daniels-Midland Co.                                                                1,629                   45
General Mills, Inc.                                                                       4,077                  203
Kraft Foods Inc. (Class A)                                                                9,105                  203
McCormick & Company Inc.                                                                 15,428                  456
Mead Johnson Nutrition Co. (Class A)                                                      1,745                   50 (a)
                                                                                                                 957

Gas Utilities - 0.0%*
EQT CORP.                                                                                 1,539                   48

Healthcare Equipment & Supplies - 1.5%
Boston Scientific Corp.                                                                  26,664                  212 (a)
Covidien Ltd.                                                                             2,520                   84
DENTSPLY International Inc.                                                               7,094                  190
Gen-Probe Inc.                                                                            3,839                  175 (a)
Hologic, Inc.                                                                            40,767                  534 (a)
Masimo Corp.                                                                             12,464                  361 (a)
Medtronic, Inc.                                                                          24,568                  724
ResMed, Inc.                                                                             13,171                  465 (a)
                                                                                                               2,745

Healthcare Providers & Services - 1.0%
Aetna Inc.                                                                               13,801                  336
Cardinal Health, Inc.                                                                     7,802                  246
Catalyst Health Solutions, Inc.                                                           6,543                  130 (a)
Express Scripts, Inc.                                                                     3,192                  147 (a)
McKesson Corp.                                                                            3,384                  119
Psychiatric Solutions, Inc.                                                              10,672                  168 (a)
UnitedHealth Group, Inc.                                                                 32,186                  674
                                                                                                               1,820

Hotels Restaurants & Leisure - 0.4%
Carnival Corp.                                                                           16,297                  352
Darden Restaurants, Inc.                                                                  1,170                   40
Life Time Fitness, Inc.                                                                   5,297                   67 (a)
Penn National Gaming, Inc.                                                                4,336                  105 (a)
The Cheesecake Factory Inc.                                                               8,631                   99 (a)
                                                                                                                 663

Household Products - 0.3%
Clorox Co.                                                                                6,503                  335
Kimberly-Clark Corp.                                                                      2,925                  135
                                                                                                                 470

Industrial Conglomerates - 0.2%
McDermott International, Inc.                                                             4,242                   57 (a)
Textron, Inc.                                                                            37,948                  218
                                                                                                                 275

Insurance - 1.2%
ACE Ltd.                                                                                 13,713                  554
AFLAC Inc.                                                                               12,804                  248
AON Corp.                                                                                 4,650                  190
Chubb Corp.                                                                               2,602                  110
HCC Insurance Holdings, Inc.                                                             18,435                  464
Marsh & McLennan Companies, Inc.                                                            781                   16
MetLife, Inc.                                                                             9,296                  212
PartnerRe Ltd.                                                                              520                   32
Prudential Financial, Inc.                                                                3,447                   66
The Travelers Companies, Inc.                                                             3,903                  159
                                                                                                               2,051

Internet Software & Services - 0.5%
Equinix, Inc.                                                                               759                   43 (a)
Google Inc. (Class A)                                                                     1,754                  610 (a)
MercadoLibre, Inc.                                                                        9,941                  184 (a)
                                                                                                                 837

IT Services - 1.3%
Affiliated Computer Services, Inc. (Class A)                                              8,210                  393 (a)
Cognizant Technology Solutions Corp. (Class A)                                           12,079                  251 (a)
DST Systems, Inc.                                                                         2,209                   76 (a)
Paychex, Inc.                                                                            26,794                  688
The Western Union Co.                                                                    60,987                  767
Visa, Inc. (Class A)                                                                      2,193                  122
                                                                                                               2,297

Life Sciences Tools & Services - 0.3%
Covance Inc.                                                                              3,550                  126 (a)
Illumina, Inc.                                                                            4,431                  165 (a)
Thermo Fisher Scientific, Inc.                                                            9,257                  330 (a)
                                                                                                                 621

Machinery - 0.4%
Deere & Co.                                                                               5,291                  174
Eaton Corp.                                                                               3,382                  125
Harsco Corp.                                                                              7,796                  173
ITT Corp.                                                                                 6,401                  246
                                                                                                                 718

Media - 1.8%
Comcast Corp. (Class A)                                                                  96,431                1,241
Liberty Global, Inc. (Series C)                                                          19,824                  280 (a)
Liberty Media Corp - Entertainment (Series A)                                            27,471                  548 (a)
Omnicom Group Inc.                                                                       25,090                  588
Regal Entertainment Group (Class A)                                                      17,083                  229
The Walt Disney Co.                                                                       5,203                   94
Time Warner Inc.                                                                         14,306                  276
Viacom, Inc. (Class B)                                                                    1,947                   34 (a)
                                                                                                               3,290

Metals & Mining - 0.4%
Allegheny Technologies Inc.                                                              12,887                  282
Freeport-McMoRan Copper & Gold Inc.                                                       9,484                  361
                                                                                                                 643

Multiline Retail - 0.4%
Kohl's Corp.                                                                              8,242                  349 (a)
Target Corp.                                                                              9,233                  318
                                                                                                                 667

Multi-Utilities - 0.3%
Dominion Resources, Inc.                                                                  8,455                  262
DTE Energy Co.                                                                            2,366                   66
SCANA Corp.                                                                               4,274                  132
                                                                                                                 460

Oil, Gas & Consumable Fuels - 1.7%
Apache Corp.                                                                              5,332                  341
Chevron Corp.                                                                               651                   44
Devon Energy Corp.                                                                        2,928                  131
Exxon Mobil Corp.                                                                        16,110                1,097 (h)
Hess Corp.                                                                                1,395                   76
Marathon Oil Corp.                                                                       31,721                  832
Occidental Petroleum Corp.                                                                3,252                  181
Peabody Energy Corp.                                                                      3,730                   93
Southwestern Energy Co.                                                                   8,575                  255 (a)
Valero Energy Corp.                                                                       2,600                   47
                                                                                                               3,097

Personal Products - 0.3%
Alberto-Culver Co.                                                                       20,767                  470
The Estee Lauder Companies Inc. (Class A)                                                 4,651                  115
                                                                                                                 585

Pharmaceuticals - 0.7%
Abbott Laboratories                                                                       8,965                  428
Bristol-Myers Squibb Co.                                                                 12,170                  267
Merck & Company Inc.                                                                      5,526                  148
Pfizer Inc.                                                                              10,418                  142
Wyeth                                                                                     6,974                  300
                                                                                                               1,285

Professional Services - 0.1%
Monster Worldwide, Inc.                                                                  11,098                   90 (a)

Real Estate Investment Trusts (REIT's) - 0.0%*
Douglas Emmett, Inc. (REIT)                                                               7,752                   57

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. (Class A)                                                   47,256                  190 (a)

Road & Rail - 0.0%*
Union Pacific Corp.                                                                       1,170                   48

Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.                                                                      1,302                   25
Hittite Microwave Corp.                                                                   7,444                  232 (a)
Intel Corp.                                                                              53,185                  800
Kla-Tencor Corp.                                                                          3,780                   76
Lam Research Corp.                                                                        5,334                  121 (a)
Marvell Technology Group Ltd.                                                            19,593                  179 (a)
MEMC Electronic Materials, Inc.                                                           1,954                   32 (a)
Microchip Technology Inc.                                                                 4,915                  104
Texas Instruments Inc.                                                                    7,159                  118
                                                                                                               1,687

Software - 1.9%
Activision Blizzard, Inc.                                                                26,670                  279 (a)
Blackboard Inc.                                                                           4,544                  144 (a)
Citrix Systems, Inc.                                                                      8,418                  191 (a)
Intuit, Inc.                                                                             25,166                  679 (a)
Macrovision Solutions Corp.                                                              22,231                  395 (a)
Microsoft Corp.                                                                          81,546                1,498
Oracle Corp.                                                                             10,079                  182 (a)
                                                                                                               3,368

Specialty Retail - 1.0%
Bed Bath & Beyond, Inc.                                                                  41,406                1,025 (a,h)
Lowe's Companies, Inc.                                                                   27,462                  501
O'Reilly Automotive, Inc.                                                                 8,581                  300 (a)
                                                                                                               1,826

Textiles Apparel & Luxury Goods - 0.1%
Coach, Inc.                                                                               7,755                  130 (a)

Tobacco - 0.1%
Altria Group, Inc.                                                                        7,802                  125
Philip Morris International, Inc.                                                         3,444                  123
                                                                                                                 248

Water Utilities - 0.1%
American Water Works Company, Inc.                                                       10,631                  205

Wireless Telecommunication Services - 0.6%
American Tower Corp. (Class A)                                                            7,578                  231 (a)
NII Holdings, Inc.                                                                       45,151                  677 (a)
Syniverse Holdings, Inc.                                                                  9,811                  155 (a)
                                                                                                               1,063

Total Domestic Equity                                                                                         53,606
(Cost $78,710)

------------------------------------------------------------------------------------------------------------------------------------
Foreign Equity - 18.3%
------------------------------------------------------------------------------------------------------------------------------------

Common Stock - 18.1%

Aerospace & Defense - 0.2%
CAE, Inc.                                                                                61,748                  374
Elbit Systems Ltd.                                                                        1,373                   65
                                                                                                                 439

Automobiles - 0.2%
Toyota Motor Corp.                                                                       12,430                  393

Beverages - 0.2%
Coca-Cola Icecek AS (Class C)                                                             9,124                   43
Diageo PLC                                                                               30,097                  339
Heineken N.V.                                                                             2,065                   59
                                                                                                                 441

Capital Markets - 0.4%
Credit Suisse Group AG (Regd.)                                                            9,146                  279
Egyptian Financial Group-Hermes Holding                                                   7,037                   20
Nomura Holdings, Inc.                                                                    89,168                  447
Woori Investment & Securities Company Ltd.                                                3,140                   38 (a)
                                                                                                                 784

Chemicals - 0.7%
Linde AG                                                                                  3,402                  231
Makhteshim-Agan Industries Ltd.                                                           9,484                   40
Potash Corp of Saskatchewan Inc.                                                          4,234                  343
Potash Corp of Saskatchewan Inc.                                                          1,429                  115
Sinofert Holdings Ltd.                                                                  120,000                   53
Sociedad Quimica y Minera de Chile S.A. ADR (Series B)                                    1,639                   44
Syngenta AG                                                                               1,303                  263
Taiwan Fertilizer Company Ltd.                                                           21,000                   43
Toray Industries Inc.                                                                    36,837                  147
                                                                                                               1,279

Commercial Banks - 2.1%
Akbank TAS                                                                               21,443                   63
Banco do Brasil S.A.                                                                      6,900                   51
Banco Santander Chile ADR                                                                 1,802                   62
Banco Santander S.A. (Regd.)                                                             85,683                  590
Bank of China Ltd.                                                                       81,000                   27
BNP Paribas                                                                              13,805                  570
China Construction Bank Corp.                                                            42,000                   24
China Merchants Bank Company Ltd.                                                        22,500                   39
Credit Agricole S.A.                                                                     27,839                  307
Grupo Financiero Banorte SAB de C.V. (Series O)                                          24,443                   33
HSBC Holdings PLC                                                                        20,085                  114
ICICI Bank Ltd.                                                                           8,309                   55
Industrial & Commercial Bank of China                                                   115,199                   60
Intesa Sanpaolo S.p.A.                                                                   90,980                  250
KB Financial Group Inc.                                                                   7,577                  180
Lloyds Banking Group PLC                                                                248,646                  252
Metropolitan Bank & Trust                                                                56,600                   30
Mitsubishi UFJ Financial Group, Inc.                                                    126,538                  610
Sberbank GDR                                                                                249                   26
Siam Commercial Bank PCL                                                                 13,242                   20
Standard Bank Group Ltd.                                                                  3,800                   32
State Bank of India Ltd.                                                                  1,672                   35
Sumitomo Mitsui Financial Group Inc.                                                      2,513                   87
The Bank of Yokohama Ltd.                                                                44,605                  189
                                                                                                               3,706

Commercial Services & Supplies - 0.3%
Brambles Ltd.                                                                            97,878                  326
G4S PLC                                                                                  38,231                  106
G4S PLC                                                                                  60,044                  167
                                                                                                                 599

Communications Equipment - 0.7%
Nokia OYJ                                                                                28,972                  342
Research In Motion Ltd.                                                                  19,229                  828 (a)
ZTE Corp.                                                                                 9,528                   39
                                                                                                               1,209

Computers & Peripherals - 0.1%
Asustek Computer Inc.                                                                    32,093                   34
HTC Corp.                                                                                 5,112                   63
                                                                                                                  97

Construction & Engineering - 0.3%
China Communications Construction Company Ltd.                                           37,000                   41
China State Construction International Holdings Ltd.                                    152,775                   26
Empresas ICA SAB de C.V.                                                                 10,870                   17 (a)
Larsen & Toubro Ltd.                                                                     15,071                  198
Murray & Roberts Holdings Ltd.                                                            7,563                   32
Vinci S.A.                                                                                6,323                  235
                                                                                                                 549

Construction Materials - 0.1%
Cemex SAB de C.V. ADR                                                                     2,012                   13 (a)
CRH PLC                                                                                   6,024                  131
                                                                                                                 144

Diversified Telecommunication Services - 0.3%
France Telecom S.A.                                                                       8,412                  192
Hellenic Telecommunications Organization S.A.                                             3,869                   58
Singapore Telecommunications Ltd.                                                        93,254                  155
Telekom Malaysia Bhd                                                                     21,100                   20
Telekomunikasi Indonesia Tbk PT (Series B)                                               63,000                   41
Telstra Corporation Ltd.                                                                 56,580                  126
                                                                                                                 592

Electric Utilities - 0.3%
E.ON AG                                                                                  11,079                  308
Iberdrola S.A.                                                                           28,923                  203
                                                                                                                 511

Electrical Equipment - 0.4%
ABB Ltd. (Regd.)                                                                         23,115                  323
ABB Ltd. ADR                                                                             16,912                  236
Alstom S.A.                                                                               2,054                  106
China High Speed Transmission Equipment Group Company Ltd.                               30,660                   44
Zhuzhou CSR Times Electric Company Ltd.                                                  29,604                   30
                                                                                                                 739

Electronic Equipment, Instruments & Components - 0.1%
AU Optronics Corp.                                                                       27,000                   22 (a)
Delta Electronics, Inc.                                                                  26,761                   49
HON HAI Precision Industry Company Ltd.                                                  13,950                   32
Nidec Corp.                                                                                 658                   29
                                                                                                                 132

Energy Equipment & Services - 1.0%
Saipem S.p.A.                                                                             7,578                  135
Tesco Corp.                                                                               8,775                   69 (a)
Transocean Ltd.                                                                          27,278                1,605 (a)
                                                                                                               1,809

Food & Staples Retailing - 0.5%
Centros Comerciales Sudamericanos S.A. ADR                                                  700                   17 (b)
Koninklijke Ahold N.V.                                                                    8,248                   90
Metro AG                                                                                  5,916                  195
President Chain Store Corp.                                                              13,000                   30 (a)
Shinsegae Company Ltd.                                                                      130                   40
Tesco PLC                                                                                97,377                  465
                                                                                                                 837

Food Products - 1.0%
Groupe Danone                                                                            12,584                  612
IOI Corp. Bhd                                                                            39,000                   41
Nestle India Ltd.                                                                         1,302                   40
Nestle S.A. (Regd.)                                                                      24,499                  829
Nestle S.A. ADR                                                                           3,904                  131
Perdigao S.A.                                                                             2,700                   34
Uni-President Enterprises Corp.                                                          49,000                   40
Want Want China Holdings Ltd.                                                            65,462                   30
                                                                                                               1,757

Healthcare Equipment & Supplies - 0.2%
Cie Generale d'Optique Essilor International S.A.                                         8,644                  334

Healthcare Providers & Services - 0.0%*
Diagnosticos da America S.A.                                                              4,069                   44 (a)

Hotels Restaurants & Leisure - 0.0%*
AGTech Holdings Ltd.                                                                    256,000                    5 (a)
Alsea SAB de C.V.                                                                        35,761                   10 (a)
China Travel International Inv.                                                         223,010                   39
                                                                                                                  54

Household Durables - 0.0%*
Urbi Desarrollos Urbanos SAB DE C.V.                                                     12,439                   11 (a)

Household Products - 0.3%
Reckitt Benckiser Group PLC                                                              16,880                  634

Independent Power Producers & Energy Traders - 0.0%*
Huaneng Power International, Inc.                                                        50,000                   33

Industrial Conglomerates - 0.4%
Koninklijke Philips Electronics N.V.                                                     21,234                  312
Orkla ASA                                                                                 6,547                   45
Siemens AG (Regd.)                                                                        6,266                  358
                                                                                                                 715

Insurance - 0.6%
AXA S.A.                                                                                 10,857                  130
China Life Insurance Company Ltd.                                                        20,091                   67
Prudential PLC                                                                           58,720                  284
Samsung Fire & Marine Insurance Company Ltd.                                                340                   39 (a)
Sony Financial Holdings Inc.                                                                181                  482 (a)
                                                                                                               1,002

Internet Software & Services - 0.1%
Baidu, Inc ADR                                                                            1,396                  246 (a)
Sohu.com Inc.                                                                               242                   10 (a)
                                                                                                                 256

Machinery - 0.1%
Hyunjin Materials Company Ltd.                                                            1,559                   37
Mitsubishi Heavy Industries Ltd.                                                         55,000                  166
                                                                                                                 203

Media - 0.3%
Focus Media Holding Ltd. ADR                                                              5,784                   39 (a)
Vivendi                                                                                  18,338                  485
                                                                                                                 524

Metals & Mining - 0.8%
Anglo American PLC                                                                        1,895                   32
Barrick Gold Corp.                                                                        4,552                  148
BHP Billiton PLC                                                                         22,206                  441
Cia Vale do Rio Doce ADR                                                                 20,903                  236
Harmony Gold Mining Company Ltd. ADR                                                      3,641                   40 (a)
Hidili Industry International Development Ltd.                                           57,000                   17
Kinross Gold Corp.                                                                          354                    6
Polymetal GDR                                                                             7,945                   53 (b)
POSCO                                                                                       130                   34
Rio Tinto PLC (Regd.)                                                                     5,307                  179
Sumitomo Metal Industries Ltd.                                                          114,004                  227
                                                                                                               1,413

Multi-Utilities - 0.6%
GDF Suez                                                                                  6,303                  216
National Grid PLC                                                                        53,844                  413
RWE AG                                                                                    1,277                   90
Veolia Environnement                                                                     15,814                  330
                                                                                                               1,049

Oil, Gas & Consumable Fuels - 1.5%
BG Group PLC                                                                             23,653                  358
BP PLC                                                                                   26,084                  176
Cameco Corp.                                                                              2,910                   50
China Petroleum & Chemical Corp.                                                         53,743                   34
China Shenhua Energy Company Ltd.                                                        15,000                   34
CNOOC Ltd.                                                                               43,000                   43
ENI S.p.A.                                                                                7,473                  145
Gazprom OAO ADR                                                                           5,733                   85
LUKOIL ADR                                                                                  806                   30
Paladin Energy Ltd.                                                                      73,043                  173 (a)
PetroChina Company Ltd.                                                                  50,000                   40
Petroleo Brasileiro S.A. ADR                                                             14,226                  349
Reliance Industries Ltd.                                                                    722                   22
Reliance Industries Ltd. GDR                                                                797                   48 (b)
Suncor Energy, Inc.                                                                      18,637                  414
Total S.A.                                                                               12,600                  626
                                                                                                               2,627

Paper & Forest Products - 0.0%*
China Grand Forestry Green Resources Group Ltd.                                          66,810                    3 (a)

Personal Products - 0.3%
Shiseido Company Ltd.                                                                    37,294                  542

Pharmaceuticals - 1.3%
Bayer AG                                                                                  9,291                  444
Novartis AG (Regd.)                                                                      14,240                  540
Roche Holding AG                                                                          7,979                1,096
Sun Pharmaceutical Industries Ltd.                                                        1,333                   29
Teva Pharmaceutical Industries Ltd. ADR                                                   3,173                  143
Yuhan Corp.                                                                                 163                   22
                                                                                                               2,274

Professional Services - 0.1%
The Capita Group PLC                                                                     15,126                  147

Real Estate Investment Trusts (REIT's) - 0.1%
Unibail-Rodamco (REIT)                                                                    1,027                  145

Real Estate Management & Development - 0.4%
CapitaLand Ltd.                                                                          84,000                  129
Franshion Properties China Ltd.                                                         123,089                   31
Hung Poo Real Estate Development Corp.                                                   59,480                   43
Mitsubishi Estate Company Ltd.                                                           28,982                  323
Shenzhen Investment Ltd.                                                                101,399                   25
Sumitomo Realty & Development Company Ltd.                                                2,000                   22
Sun Hung Kai Properties Ltd.                                                             12,177                  109
                                                                                                                 682

Road & Rail - 0.2%
East Japan Railway Co.                                                                    5,853                  304

Semiconductors & Semiconductor Equipment - 0.5%
ASM Pacific Technology Ltd.                                                              10,244                   36
Samsung Electronics Company Ltd.                                                            820                  337
Taiwan Semiconductor Manufacturing Company Ltd.                                         300,442                  455
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                       5,996                   54
                                                                                                                 882

Software - 0.2%
Nintendo Company Ltd.                                                                     1,300                  374

Specialty Retail - 0.1%
Esprit Holdings Ltd.                                                                     15,228                   78
Hennes & Mauritz AB (Series B)                                                            3,519                  132
                                                                                                                 210

Textiles Apparel & Luxury Goods - 0.1%
Adidas AG                                                                                 3,895                  130

Tobacco - 0.1%
ITC Ltd.                                                                                 25,128                   92

Transportation Infrastructure - 0.0%*
Dalian Port PDA Company Ltd.                                                             43,243                   14

Water Utilities - 0.0%*
Pan Asia Environmental Protection Group Ltd.                                            126,000                   14

Wireless Telecommunication Services - 0.9%
America Movil SAB de C.V. ADR (Series L)                                                  8,327                  225
Bharti Airtel Ltd.                                                                        3,210                   39 (a)
China Mobile Ltd.                                                                        20,099                  175
Egyptian Company for Mobile Services                                                      1,314                   34
MTN Group Ltd.                                                                           24,057                  265
Orascom Telecom Holding SAE GDR                                                           1,032                   23
Philippine Long Distance Telephone Co.                                                      630                   29
Turkcell Iletisim Hizmet AS                                                               1,801                    9
Turkcell Iletisim Hizmet AS ADR                                                           3,816                   47
Vodafone Group PLC                                                                      420,604                  740
Vodafone Group PLC ADR                                                                    5,231                   91
                                                                                                               1,677

Total Common Stock                                                                                            32,406
(Cost $52,267)

------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
------------------------------------------------------------------------------------------------------------------------------------

Commercial Banks
Itau Unibanco Banco Multiplo S.A.                                                         7,640                   85

Media
NET Servicos de Comunicacao S.A.                                                          5,381                   40 (a)

Metals & Mining
Cia Vale do Rio Doce                                                                     11,143                  129

Oil, Gas & Consumable Fuels
Petroleo Brasileiro S.A.                                                                  4,982                   62

Wireless Telecommunication Services
Vivo Participacoes S.A.                                                                   4,686                   62

Total Preferred Stock                                                                                            378
(Cost $499)

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Rights - 0.0%*
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

CRH PLC                                                                                   1,963                   43 (a)
(Cost $22)

Total Foreign Equity                                                                                          32,827
(Cost $52,788)

                                                                                              Principal                Value
                                                                                               Amount
---------------------------------------------------------------------------------------------------------------------------------
Bonds and Notes - 32.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasuries - 7.2%
U.S. Treasury Bonds
3.50%                                                      02/15/39                       $ 484                      $ 479
4.38%                                                      02/15/38                         117                        133
4.50%                                                      05/15/38                       1,428                      1,667
U.S. Treasury Notes
0.77%                                                      02/28/11                       2,546                      2,551 (d)
0.99%                                                      01/31/11                         560                        561 (d)
1.25%                                                      11/30/10                          45                         45
1.75%                                                      01/31/14                       1,887                      1,900
1.88%                                                      02/28/14                         966                        976
2.63%                                                      02/29/16                         677                        694
2.75%                                                      02/15/19                       1,410                      1,417
3.50%                                                      02/15/18                          22                         23
3.63%                                                      10/31/09                       1,916                      1,951 (h)
3.75%                                                      11/15/18                         257                        280
4.50%                                                      11/15/10 - 05/15/17               88                        100
4.63%                                                      11/15/09                          55                         56
                                                                                                                    12,833

Federal Agencies - 3.1%
Federal Home Loan Banks
5.00%                                                      11/17/17                         200                        219 (h)
Federal Home Loan Mortgage Corp.
4.13%                                                      12/21/12 - 09/27/13              812                        872
4.88%                                                      02/09/10                         960                        992
5.13%                                                      11/17/17                       1,100                      1,227
Federal National Mortgage Assoc.
2.75%                                                      03/13/14                         512                        518
3.63%                                                      02/12/13                         334                        354
3.88%                                                      07/12/13                       1,346                      1,436
                                                                                                                     5,618

Agency Mortgage Backed - 9.9%
Federal Home Loan Mortgage Corp.
4.50%                                                      06/01/33 - 02/01/35              120                        122 (h)
5.00%                                                      03/01/35 - 10/01/35              770                        797 (h)
5.50%                                                      05/01/20 - 03/01/38              492                        515 (h)
6.00%                                                      04/01/17 - 11/01/37              862                        906 (h)
6.50%                                                      01/01/27 - 07/01/36              226                        240 (h)
7.00%                                                      10/01/16 - 08/01/36               81                         88 (h)
7.50%                                                      11/01/09 - 09/01/33               30                         31 (h)
8.00%                                                      07/01/26 - 11/01/30                7                          9 (h)
8.50%                                                      04/01/30 - 05/01/30               25                         28 (h)
5.50%                                                      TBA                            1,715                      1,779 (c)
Federal National Mortgage Assoc.
4.00%                                                      05/01/19 - 06/01/19               95                         96 (h)
4.50%                                                      05/01/18 - 02/01/35              515                        530 (h)
4.50%                                                      02/01/20                          15                         16 (h,m)
5.00%                                                      07/01/20 - 08/01/35              546                        563 (h)
5.26%                                                      04/01/37                          75                         78 (i)
5.47%                                                      04/01/37                           5                          5 (i)
5.49%                                                      04/01/37                          64                         67 (i)
5.50%                                                      04/01/14 - 04/01/38              736                        768 (h)
5.50%                                                      06/01/20                          17                         17 (h,m)
5.52%                                                      04/01/37                          27                         28 (i)
5.54%                                                      04/01/37                          63                         65 (i)
5.56%                                                      04/01/37                          75                         78 (i)
5.63%                                                      03/01/37                           6                          6 (i)
5.69%                                                      04/01/37                          58                         60 (i)
5.72%                                                      04/01/37                          29                         30 (i)
6.00%                                                      02/01/14 - 03/01/38            1,095                      1,150 (h)
6.00%                                                      10/01/34 - 01/01/35               86                         90 (h,m)
6.04%                                                      10/01/37                          89                         93 (i)
6.50%                                                      12/01/14 - 08/01/36              882                        934 (h)
6.50%                                                      10/01/34 - 12/01/34               33                         36 (h,m)
7.00%                                                      01/01/16 - 06/01/36              206                        227 (h)
7.50%                                                      12/01/09 - 03/01/34               57                         61 (h)
8.00%                                                      12/01/11 - 11/01/33               62                         65 (h)
8.50%                                                      05/01/31                           4                          4 (h)
9.00%                                                      06/01/09 - 12/01/22               14                         16 (h)
4.50%                                                      TBA                              985                      1,008 (c)
5.00%                                                      TBA                            2,201                      2,276 (c)
5.50%                                                      TBA                            2,979                      3,096 (c)
6.50%                                                      TBA                              490                        516 (c)
7.00%                                                      TBA                              150                        160 (c)
Government National Mortgage Assoc.
4.50%                                                      08/15/33 - 09/15/34              178                        183 (h)
5.00%                                                      08/15/33                          46                         48 (h,m)
6.00%                                                      04/15/30 - 09/15/36               75                         79 (h)
6.50%                                                      06/15/24 - 07/15/36               91                         96 (h)
6.50%                                                      06/15/34                          18                         19 (h,m)
7.00%                                                      03/15/12 - 10/15/36               71                         76 (h)
7.00%                                                      06/15/34                          10                         11 (h,m)
7.50%                                                      07/15/23 - 04/15/28               40                         43 (h)
8.00%                                                      05/15/30                           2                          2 (h)
8.50%                                                      10/15/17                          32                         34 (h)
9.00%                                                      11/15/16 - 12/15/21               30                         35 (h)
5.50%                                                      TBA                              425                        442 (c)
                                                                                                                    17,722

Agency Collateralized Mortgage Obligations - 0.6%
Collateralized Mortgage Obligation Trust (Class B)
1.51%                                                      11/01/18                           2                          2 (d,f,h)
Federal Home Loan Mortgage Corp.
0.25%                                                      09/25/43                         428                          3 (g,h,i,n)
4.50%                                                      11/15/13 - 03/15/19              185                         11 (g,h,n)
4.52%                                                      11/15/37                         128                        113 (d,f)
5.00%                                                      10/15/14 - 12/01/34              939                         85 (g,h,n)
5.00%                                                      05/15/38                          52                         53
5.50%                                                      04/15/17 - 06/15/33              169                         22 (g,h,n)
6.09%                                                      05/15/36                         247                         20 (g,i,n)
6.19%                                                      05/15/37                         214                         19 (g,i,n)
6.44%                                                      02/15/38                         220                         18 (g,i,n)
7.50%                                                      01/15/16                           8                          8 (h)
7.50%                                                      07/15/27                          32                          5 (g,h,n)
8.00%                                                      04/15/20                           1                          1 (h)
8.00%                                                      02/01/23 - 07/01/24                6                          2 (g,h,n)
9.27%                                                      12/15/33                          50                         49 (h,i)
37.42%                                                     09/15/34                          79                         69 (d,f)
Federal Home Loan Mortgage STRIPS
3.07%                                                      08/01/27                           1                          1 (d,f,h)
Federal National Mortgage Assoc.
1.20%                                                      12/25/42                         110                          2 (g,h,i,n)
4.00%                                                      02/25/28                           2                          2 (h)
4.50%                                                      05/25/18                          32                          1 (g,h,n)
4.75%**                                                    11/25/14                          13                          - (g,h,n)
5.00%                                                      02/25/32                         163                         12 (g,h,n)
5.00%                                                      10/25/35 - 08/25/38              140                        142
6.98%                                                      05/25/18                         602                         69 (g,h,i,n)
7.08%                                                      09/25/42                         300                         42 (g,h,i,n)
7.18%                                                      08/25/16                          22                          1 (g,h,i,n)
Federal National Mortgage Assoc. (Class 1)
4.50%                                                      09/01/35 - 01/01/36              373                         38 (g,n)
5.00%                                                      05/25/38                         125                         14 (g,n)
Federal National Mortgage Assoc. (Class 2)
4.50%                                                      08/01/35                         123                         12 (g,n)
5.00%                                                      08/01/34 - 03/25/38              606                         72 (g,n)
5.50%                                                      12/01/33                          44                          5 (g,n)
7.50%                                                      11/01/23                          64                         13 (g,h,n)
8.00%                                                      08/01/23 - 07/01/24               13                          2 (g,h,n)
8.50%**                                                    03/01/17 - 07/25/22                5                          - (g,h,n)
9.00%**                                                    05/25/22                           2                          - (g,h,n)
Federal National Mortgage Assoc. REMIC
4.50%**                                                    11/25/13                           5                          - (g,h,n)
15.46%                                                     03/25/31                          78                         85 (h,i)
Federal National Mortgage Assoc. REMIC (Class B)
1.31%                                                      12/25/22                           2                          2 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class H)
5.00%                                                      10/25/22                          44                          3 (g,h,n)
                                                                                                                       998

Asset Backed - 2.7%
Bear Stearns Asset Backed Securities Trust (Class A)
0.84%                                                      01/25/34                          12                          7 (d,h)
Capital Auto Receivables Asset Trust (Class A)
1.34%                                                      01/15/10                          36                         36 (b,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
1.02%                                                      03/25/32                          21                         11 (h,i)
Countrywide Asset-Backed Certificates
1.38%                                                      05/25/33                           4                          2 (h,i)
Countrywide Asset-Backed Certificates (Class A)
1.18%                                                      04/25/32                          17                          9 (h,i)
Fleet Home Equity Loan Trust (Class A)
0.72%                                                      01/20/33                          11                          7 (d,h)
Ford Credit Floorplan Master Owner Trust (Class A)
9.38%                                                      06/15/11                         300                        277 (d)
Mid-State Trust
9.62%                                                      07/01/35                          11                          8 (d,h)
Peco Energy Transition Trust
6.52%                                                      12/31/10                          46                         47 (h)
Residential Asset Mortgage Products Inc.
0.51%                                                      03/25/34                           1                          1 (d,h)
Residential Asset Mortgage Products Inc. (Class A)
1.08%                                                      06/25/32                          20                         14 (h,i)
Residential Asset Securities Corp.
1.02%                                                      07/25/32                           6                          3 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                                      07/25/30                           6                          5 (h,i)
Washington Mutual Master Note Trust
0.31%                                                      05/15/14                       5,000                      4,467 (d,h,m)
Wells Fargo Home Equity Trust
3.97%                                                      05/25/34                          18                         17 (h,i)
                                                                                                                     4,911

Corporate Notes - 6.9%
Abbott Laboratories
5.88%                                                      05/15/16                         100                        107
American Electric Power Company, Inc. (Series C)
5.38%                                                      03/15/10                         340                        343 (h)
Anheuser-Busch InBev Worldwide Inc.
7.20%                                                      01/15/14                          59                         62 (b)
7.75%                                                      01/15/19                          29                         29 (b)
Archer-Daniels-Midland Co.
6.45%                                                      01/15/38                         103                        103
Arizona Public Service Co.
6.25%                                                      08/01/16                          80                         71 (h)
AT&T Inc.
5.60%                                                      05/15/18                          49                         47
6.40%                                                      05/15/38                          26                         23
6.70%                                                      11/15/13                          84                         90
Bank of America Corp.
4.88%                                                      01/15/13                          15                         13
5.75%                                                      12/01/17                         215                        181
Berkshire Hathaway Finance Corp.
5.00%                                                      08/15/13                         163                        168
Bristol-Myers Squibb Co.
5.45%                                                      05/01/18                          62                         64
5.88%                                                      11/15/36                          60                         57 (h)
Cargill Inc.
5.20%                                                      01/22/13                         215                        210 (b)
6.00%                                                      11/27/17                           1                          1 (b)
Carolina Power & Light Co.
5.15%                                                      04/01/15                          40                         41 (h)
5.70%                                                      04/01/35                          20                         19 (h)
6.13%                                                      09/15/33                          35                         35 (h)
Chesapeake Energy Corp.
7.25%                                                      12/15/18                         129                        106
Citigroup, Inc.
4.88%                                                      05/07/15                          30                         19
6.13%                                                      11/21/17                          65                         56
6.50%                                                      08/19/13                         161                        148
Clarendon Alumina Production Ltd.
8.50%                                                      11/16/21                         100                         60 (b,h)
CME Group Inc.
5.40%                                                      08/01/13                         129                        131
Community Health Systems, Inc.
8.88%                                                      07/15/15                         130                        123
Consolidated Edison Company of New York, Inc.
5.85%                                                      04/01/18                          27                         27
6.65%                                                      04/01/19                          28                         29
Constellation Brands, Inc.
7.25%                                                      05/15/17                         129                        123
Corp Nacional del Cobre de Chile - CODELCO
7.50%                                                      01/15/19                          30                         34 (b)
COX Communications Inc.
7.13%                                                      10/01/12                          17                         17 (h)
7.75%                                                      11/01/10                          70                         71 (h)
Credit Suisse
6.00%                                                      02/15/18                         128                        112
CVS Caremark Corp.
5.75%                                                      06/01/17                          94                         92
Diageo Capital PLC
5.20%                                                      01/30/13                          48                         48
Dover Corp.
6.50%                                                      02/15/11                          55                         58 (h)
Dynegy Holdings Inc.
7.50%                                                      06/01/15                         130                         89
Eli Lilly & Co.
4.20%                                                      03/06/14                          72                         74
EOG Resources, Inc.
6.88%                                                      10/01/18                         271                        292
European Investment Bank
4.88%                                                      01/17/17                         100                        105
General Dynamics Corp.
5.25%                                                      02/01/14                          77                         82
GlaxoSmithKline Capital Inc.
4.85%                                                      05/15/13                         137                        143
6.38%                                                      05/15/38                          28                         28
GTE Corp.
7.51%                                                      04/01/09                          55                         55 (h)
HCA Inc.
9.25%                                                      11/15/16                         130                        118
Hewlett-Packard Co.
5.50%                                                      03/01/18                          46                         46
HSBC Bank USA N.A.
4.63%                                                      04/01/14                         100                         94
HSBC Finance Corp.
6.75%                                                      05/15/11                          50                         45
IIRSA Norte Finance Ltd.
8.75%                                                      05/30/24                         117                         85 (b,h)
ING Capital Funding TR III
8.44%                                                      12/29/49                          29                          8 (i)
ING Groep N.V.
5.78%                                                      12/29/49                         156                         43 (i)
Intergen N.V.
9.00%                                                      06/30/17                         435                        394 (b)
International Business Machines Corp.
7.63%                                                      10/15/18                         100                        115
Johnson & Johnson
5.85%                                                      07/15/38                         104                        108
JP Morgan Chase & Co.
6.40%                                                      05/15/38                          78                         76
7.00%                                                      11/15/09                         110                        111 (h)
JPMorgan Chase Bank
5.88%                                                      06/13/16                          75                         70
Kellogg Co.
5.13%                                                      12/03/12                          49                         51
Kimberly-Clark Corp.
7.50%                                                      11/01/18                          28                         33
Kraft Foods Inc.
6.75%                                                      02/19/14                          28                         30
Kreditanstalt fuer Wiederaufbau
3.50%                                                      03/10/14                         645                        648
4.13%                                                      10/15/14                         260                        275
4.50%                                                      07/16/18                          40                         42
Markel Corp.
7.35%                                                      08/15/34                          32                         25 (h)
McDonald's Corp.
5.80%                                                      10/15/17                         254                        273
MetLife, Inc. (Series A)
6.82%                                                      08/15/18                         154                        132
Midamerican Energy Holdings Co.
6.13%                                                      04/01/36                          55                         49 (h)
Mizuho Financial Group Cayman Ltd.
8.38%                                                      12/29/49                          80                         62
Morgan Stanley
5.05%                                                      01/21/11                         200                        197
Munich Re America Corp. (Series B)
7.45%                                                      12/15/26                          55                         52 (h)
New York Life Global Funding
5.38%                                                      09/15/13                          55                         55 (b)
NGPL Pipeco LLC
7.12%                                                      12/15/17                         259                        237 (b)
Northern States Power Co.
6.25%                                                      06/01/36                          30                         31 (h)
NorthWestern Corp.
5.88%                                                      11/01/14                         100                        101 (h)
Novartis Capital Corp.
4.13%                                                      02/10/14                         102                        104
NRG Energy, Inc.
7.38%                                                      02/01/16                         130                        121
OPTI Canada Inc.
8.25%                                                      12/15/14                          75                         34
Oracle Corp.
5.75%                                                      04/15/18                          18                         19
Pacific Gas & Electric Co.
5.80%                                                      03/01/37                         120                        114
Pemex Finance Ltd.
9.03%                                                      02/15/11                          32                         32 (h)
PepsiCo, Inc.
5.00%                                                      06/01/18                         114                        118
7.90%                                                      11/01/18                          40                         49
Petroleos Mexicanos
8.00%                                                      05/03/19                          15                         15 (b)
Pfizer Inc.
6.20%                                                      03/15/19                          56                         60
7.20%                                                      03/15/39                          28                         30
Potomac Electric Power Co.
7.90%                                                      12/15/38                          21                         24
President and Fellows of Harvard College
5.00%                                                      01/15/14                         100                        104 (b)
Princeton University (Series A)
4.95%                                                      03/01/19                          20                         20
5.70%                                                      03/01/39                          17                         17
Public Service Company of Colorado
7.88%                                                      10/01/12                          95                        106 (h)
Rogers Communications, Inc.
6.80%                                                      08/15/18                         104                        104
Sabine Pass LNG LP
7.25%                                                      11/30/13                          60                         42
7.50%                                                      11/30/16                          40                         27
Safeway Inc.
6.25%                                                      03/15/14                         202                        212
Security Benefit Life Insurance
8.75%                                                      05/15/16                          60                         24 (b)
Southern California Edison Co.
5.50%                                                      08/15/18                          52                         54
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                      12/03/14                          90                         67 (i)
Telecom Italia Capital S.A.
6.20%                                                      07/18/11                          99                         97
Telefonica Emisiones SAU
5.86%                                                      02/04/13                         375                        388
The Bear Stearns Companies LLC
5.85%                                                      07/19/10                         250                        251
The Goldman Sachs Group, Inc.
5.25%                                                      10/15/13                         120                        112
6.15%                                                      04/01/18                         102                         93
The Potomac Edison Co.
5.35%                                                      11/15/14                          40                         38 (h)
The Procter & Gamble Co.
4.60%                                                      01/15/14                          56                         59
5.50%                                                      02/01/34                          28                         27
The Travelers Companies, Inc.
5.80%                                                      05/15/18                          34                         33
Thomson Reuters Corp.
5.95%                                                      07/15/13                          26                         25
TIAA Global Markets Inc.
4.95%                                                      07/15/13                         169                        166 (b)
Time Warner Cable Inc.
6.20%                                                      07/01/13                         282                        275
6.75%                                                      07/01/18                          78                         73
8.75%                                                      02/14/19                          86                         91
TransCanada Pipelines Ltd.
6.50%                                                      08/15/18                          21                         21
Transocean Inc.
6.00%                                                      03/15/18                          68                         64
UBS Luxembourg S.A. for OJSC Vimpel Communications
8.00%                                                      02/11/10                         100                         95
UBS Preferred Funding Trust I
8.62%                                                      10/29/49                          52                         21 (i)
United Technologies Corp.
6.13%                                                      07/15/38                          20                         20
Vedanta Resources PLC
6.63%                                                      02/22/10                          21                         20
Verizon Communications Inc.
6.40%                                                      02/15/38                          40                         36
6.90%                                                      04/15/38                          52                         50
8.75%                                                      11/01/18                          70                         80
Verizon Global Funding Corp.
7.25%                                                      12/01/10                         105                        111
Verizon Pennsylvania, Inc.
8.75%                                                      08/15/31                          55                         56 (h)
Verizon Wireless Capital LLC
5.55%                                                      02/01/14                         128                        128 (b)
7.38%                                                      11/15/13                         184                        197 (b)
Walgreen Co.
4.88%                                                      08/01/13                         138                        146
5.25%                                                      01/15/19                          62                         62
Wal-Mart Stores, Inc.
5.80%                                                      02/15/18                         214                        234
Wells Fargo & Co.
5.63%                                                      12/11/17                         125                        114
Westar Energy, Inc.
7.13%                                                      08/01/09                         150                        149 (h)
Wyeth
5.50%                                                      03/15/13                         156                        162
XTO Energy Inc.
6.38%                                                      06/15/38                          34                         30
6.50%                                                      12/15/18                          23                         23
                                                                                                                    12,436

Non-Agency Collateralized Mortgage Obligations - 1.3%
Banc of America Commercial Mortgage Inc.
5.32%                                                      09/10/47                          87                         75 (h)
Banc of America Commercial Mortgage Inc. (Class A)
1.00%                                                      06/10/49                         140                         95
Banc of America Commercial Mortgage Inc. (Class C)
5.70%                                                      04/10/49                         100                         16 (i,m)
Banc of America Funding Corp.
5.61%                                                      03/20/36                          49                          7 (h,i,m)
5.74%                                                      02/20/36                          99                         21 (h,i,m)
Banc of America Mortgage Securities Inc. (Class B)
5.36%                                                      01/25/36                          50                          6 (h,i)
Bear Stearns Commercial Mortgage Securities
5.41%                                                      03/11/39                          39                         36 (h,i)
5.48%                                                      10/12/41                         145                        131 (h)
Bear Stearns Commercial Mortgage Securities (Class A)
5.92%                                                      06/11/50                          60                         28 (i)
Bear Stearns Commercial Mortgage Securities (Class D)
5.99%                                                      09/11/42                          20                          3 (i,m)
Citigroup Commercial Mortgage Trust
5.70%                                                      12/10/49                          90                         62 (i)
Countrywide Alternative Loan Trust
5.96%**                                                    05/25/36                          24                          - (h,i,m)
6.00%                                                      03/25/36 - 08/25/36               83                          1 (h,m)
Countrywide Alternative Loan Trust (Class B)
6.00%                                                      05/25/36 - 08/25/36               34                          1 (h,m)
Credit Suisse Mortgage Capital Certificates
5.47%                                                      09/15/39                         128                         85 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                                      02/25/36                          24                          2 (h,i,m)
CS First Boston Mortgage Securities Corp.
0.66%                                                      07/15/37                       1,101                         16 (h,i,m)
5.25%                                                      08/25/34                          31                         27 (h)
5.34%                                                      10/25/35                          44                          4 (h,i,m)
GMAC Commercial Mortgage Securities Inc. (Class X)
0.66%                                                      12/10/41                       1,623                         18 (h,i,m)
GS Mortgage Securities Corp. II
5.80%                                                      08/10/45                          70                         48 (i)
Indymac INDA Mortgage Loan Trust
5.13%                                                      01/25/36                         100                          4 (h,i,m)
Indymac INDA Mortgage Loan Trust (Class B)
5.13%                                                      01/25/36                          99                         39 (h,i,m)
JP Morgan Chase Commercial Mortgage Securities Corp.
1.11%                                                      01/12/39                         818                         14 (h,i,m)
6.07%                                                      02/12/51                         150                         72
6.20%                                                      02/12/51                          30                          2 (i,m)
6.47%                                                      11/15/35                          64                         64 (h)
LB-UBS Commercial Mortgage Trust
0.27%                                                      02/15/40                       1,232                         17 (h,i,m)
0.51%                                                      03/15/36                         982                         22 (h,i,m)
0.76%                                                      01/18/12                       1,289                         18 (h,i,m)
1.00%                                                      01/15/36                         475                         18 (h,m)
4.06%                                                      09/15/27                          84                         83 (h,i)
6.23%                                                      03/15/26                          21                         21 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                      07/14/16                          26                         24 (b,h)
LB-UBS Commercial Mortgage Trust (Class F)
6.24%                                                      07/15/40                          50                          3 (i,m)
LB-UBS Commercial Mortgage Trust (Class X)
0.27%                                                      12/15/39                       1,064                         12 (h,i,m)
MASTR Alternative Loans Trust
5.00%                                                      08/25/18                          40                          4 (g,h,n)
MLCC Mortgage Investors Inc.
5.31%                                                      02/25/36                          50                          4 (h,i)
Morgan Stanley Capital I
5.28%                                                      12/15/43                          58                         50 (h)
5.33%                                                      12/15/43                          58                         43 (h)
5.39%                                                      11/12/41                         162                         41 (h,i)
5.44%                                                      02/12/44                         350                        254 (b)
5.45%                                                      02/12/44                          30                         21 (i)
5.69%                                                      04/15/49                         300                        195 (i)
5.71%                                                      07/12/44                         100                         80 (h)
5.88%                                                      06/11/49                         100                         72 (i)
Morgan Stanley Capital I (Class A)
5.81%                                                      12/12/49                          40                         28
Morgan Stanley Dean Witter Capital I
7.20%                                                      10/15/33                         147                        149 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                                      03/15/30                           4                          4 (h)
Opteum Mortgage Acceptance Corp.
0.77%                                                      02/25/35                         153                        133 (d,h)
Residential Accredit Loans Inc.
6.00%                                                      01/25/36                         237                         15 (h,m)
Structured Asset Securities Corp. (Class X)
2.17%**                                                    02/25/28                          59                          - (i,m)
Wells Fargo Mortgage Backed Securities Trust
5.50%                                                      01/25/36 - 03/25/36              196                         51 (h)
                                                                                                                     2,239

Sovereign Bonds - 0.3%
Government of Brazil
8.00%                                                      01/15/18                          39                         43
Government of Colombia
7.38%                                                      09/18/37                         100                         89
Government of Dominican
9.50%                                                      09/27/11                          57                         53
Government of Indonesia
11.63%                                                     03/04/19                         100                        109 (b)
Government of Manitoba Canada
4.90%                                                      12/06/16                          60                         62 (h)
Government of Panama
6.70%                                                      01/26/36                          55                         48
Government of Quebec Canada
7.50%                                                      09/15/29                          90                        116
Government of Venezuela
5.38%                                                      08/07/10                          26                         22
                                                                                                                       542

Total Bonds and Notes                                                                                               57,299
(Cost $59,489)

                                                                                          Number of                Value
                                                                                           Shares
---------------------------------------------------------------------------------------------------------------------------------
Exchange Traded Funds - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR Fund                                                        16,748                      $ 148 (k)
Industrial Select Sector SPDR Fund                                                       34,962                        644 (k)

Total Exchange Traded Funds                                                                                            792
(Cost $1,562)

------------------------------------------------------------------------------------------------------------------------------------
Other Investments - 0.1%
------------------------------------------------------------------------------------------------------------------------------------

GEI Investment Fund                                                                                                    176 (j)
(Cost $338)

Total Investments in Securities                                                                                     144,700
(Cost $192,887)

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 24.1%
------------------------------------------------------------------------------------------------------------------------------------

GE Money Market Fund Institutional Class
0.52%                                                                                                               43,181 (d,l)
(Cost $43,181)

Total Investments                                                                                                  187,881
(Cost $236,068)

Liabilities in Excess of Other Assets, net - (4.9)%                                                                 (8,792)


                                                                                                                  ---------
NET ASSETS  - 100.0%                                                                                             $ 179,089

                                                                                                                  ========


------------------------------------------------------------------------------------------------------------------------------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at March 31, 2009 (unaudited):

                       Description                             Expiration date       Number of        Current           Unrealized
                                                                                     Contracts      Notional Value     Appreciation
------------------------------------------------------------------------------------------------------------------------------------

DJ Euro Stoxx 50 Index Futures                                    June 2009             5              132                  3
FTSE 100 Index Futures                                            June 2009             1               56                  2
S&P Midcap 400 E Mini Index Futures                               June 2009             3              146                  6
S&P 500 Index Futures                                             June 2009             3              596                  3
Topix Index Futures                                               June 2009             1               79                  8
2Yr. U.S. Treasury Notes Futures                                  June 2009             35           7,626                 33
10Yr.U.S. Treasury Notes  Futures                                 June 2009             48           5,956                141


                                                                                                                     --------
                                                                                                                        $ 196
                                                                                                                     ========


The Elfun Diversified Fund was invested in the following Countries at March 31, 2009 (unaudited):

Country                                                                                                            Percentage (based
                                                                                                                   on Market Value)
-----------------------------------------------------------------------------------------------------------------------------------
United States                                                                                                             81.33%
Switzerland                                                                                                                2.82%
United Kingdom                                                                                                             2.60%
Japan                                                                                                                      2.31%
France                                                                                                                     2.28%
Germany                                                                                                                    1.45%
Canada                                                                                                                     1.38%
China                                                                                                                      0.65%
Brazil                                                                                                                     0.60%
Taiwan                                                                                                                     0.46%
Spain                                                                                                                      0.42%
South Korea                                                                                                                0.39%
Australia                                                                                                                  0.33%
India                                                                                                                      0.31%
Italy                                                                                                                      0.28%
Netherlands                                                                                                                0.25%
South Africa                                                                                                               0.20%
Finland                                                                                                                    0.18%
Hong Kong                                                                                                                  0.18%
Mexico                                                                                                                     0.17%
Luxembourg                                                                                                                 0.16%
Singapore                                                                                                                  0.15%
Israel                                                                                                                     0.13%
Russia                                                                                                                     0.10%
Ireland                                                                                                                    0.09%
Turkey                                                                                                                     0.09%
Chile                                                                                                                      0.08%
Indonesia                                                                                                                  0.08%
Sweden                                                                                                                     0.07%
Denmark                                                                                                                    0.06%
Colombia                                                                                                                   0.05%
Peru                                                                                                                       0.05%
Cayman Islands                                                                                                             0.04%
Egypt                                                                                                                      0.04%
Malaysia                                                                                                                   0.03%
Jamaica                                                                                                                    0.03%
Philippines                                                                                                                0.03%
Greece                                                                                                                     0.03%
Dominican Republic                                                                                                         0.03%
Panama                                                                                                                     0.03%
Norway                                                                                                                     0.02%
Venezuela                                                                                                                  0.01%
Thailand                                                                                                                   0.01%


                                                                                                                  ---------------
                                                                                                                         100.00%
                                                                                                                  ===============



The Elfun Diversified Fund was invested in the following Sectors at March 31,
2009 (unaudited):

Sector                                                                                                             Percentage (based
                                                                                                                    on Market Value)
------------------------------------------------------------------------------------------------------------------------------------
Short-Term                                                                                                                22.98%
Agency Mortgage Backed                                                                                                     9.43%
U.S. Treasuries                                                                                                            6.83%
Corporate Notes                                                                                                            6.62%
Oil, Gas & Consumable Fuels                                                                                                3.08%
Federal Agencies                                                                                                           2.99%
Communications Equipment                                                                                                   2.63%
Asset Backed                                                                                                               2.61%
Capital Markets                                                                                                            2.31%
Commercial Banks                                                                                                           2.24%
Media                                                                                                                      2.05%
Software                                                                                                                   1.99%
Energy Equipment & Services                                                                                                1.93%
Pharmaceuticals                                                                                                            1.89%
Healthcare Equipment & Supplies                                                                                            1.64%
Insurance                                                                                                                  1.62%
Biotechnology                                                                                                              1.50%
Wireless Telecommunication Services                                                                                        1.49%
Food Products                                                                                                              1.45%
Chemicals                                                                                                                  1.38%
Semiconductors & Semiconductor Equipment                                                                                   1.37%
IT Services                                                                                                                1.22%
Non-Agency Collateralized Mortgage Obligations                                                                             1.19%
Metals & Mining                                                                                                            1.16%
Beverages                                                                                                                  1.10%
Specialty Retail                                                                                                           1.08%
Healthcare Providers & Services                                                                                            0.99%
Diversified Financial Services                                                                                             0.86%
Commercial Services & Supplies                                                                                             0.83%
Electric Utilities                                                                                                         0.81%
Multi-Utilities                                                                                                            0.80%
Diversified Telecommunication Services                                                                                     0.63%
Personal Products                                                                                                          0.60%
Household Products                                                                                                         0.59%
Internet Software & Services                                                                                               0.58%
Aerospace & Defense                                                                                                        0.58%
Agency Collateralized Mortgage Obligations                                                                                 0.53%
Industrial Conglomerates                                                                                                   0.53%
Machinery                                                                                                                  0.49%
Real Estate Management & Development                                                                                       0.46%
Computers & Peripherals                                                                                                    0.45%
Food & Staples Retailing                                                                                                   0.45%
Exchange Traded Funds                                                                                                      0.42%
Electrical Equipment                                                                                                       0.39%
Hotels Restaurants & Leisure                                                                                               0.38%
Multiline Retail                                                                                                           0.35%
Life Sciences Tools & Services                                                                                             0.33%
Construction & Engineering                                                                                                 0.29%
Sovereign Bonds                                                                                                            0.29%
Electronic Equipment, Instruments & Components                                                                             0.25%
Automobiles                                                                                                                0.21%
Road & Rail                                                                                                                0.19%
Tobacco                                                                                                                    0.18%
Textiles Apparel & Luxury Goods                                                                                            0.14%
Real Estate Investment Trusts (REIT's)                                                                                     0.13%
Professional Services                                                                                                      0.13%
Water Utilities                                                                                                            0.12%
Other Investments                                                                                                          0.09%
Construction Materials                                                                                                     0.08%
Gas Utilities                                                                                                              0.03%
Independent Power Producers & Energy Traders                                                                               0.02%
Transportation Infrastructure                                                                                              0.01%
Household Durables                                                                                                         0.01%
Paper & Forest Products                                                                                                    0.00%


                                                                                                                  ---------------
                                                                                                                         100.00%
                                                                                                                  ===============


            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to $2,342; or 1.31% of net assets for the Elfun Diversified Fund. These securities have been determined to be liquid using procedures established by the Board of Trustees. Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(c)      Coupon amount represents effective yield.

(d) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(e) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(f) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(g) At March 31, 2009, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(h) Variable or floating rate security. The stated rate represents the rate at March 31, 2009.

(i) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(k) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.

(m) Illiquid Securities. At March 31, 2009, these securities amounted to $4,957 or 2.77% of net assets for the Elfun Diversified Fund. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(n) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.







      + Percentages are based on net assets as of March 31, 2009.

     *  Less than 0.1%

     ** Amount is less than $500







Abbreviations:

ADR         American Depositary Receipt
GDR         Global Depositary Receipt
Regd.       Registered
REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
SPDR        Standard & Poor's Depository Receipts
STRIPS      Separate Trading of Registered Interest and Principal of Security
TBA         To be announced



Fair Value Disclosure


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Diversified Fund

		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$130,424       $52,275        $5,182        $187,881
Other Financial
   Instruments  $196           $-	      $-	    $196

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$7,657	        $-
   Accrued discounts/premiums		$(64)	        $-
   Realized gain (loss)			$(264)   	$-
   Change in unrealized appreciation
                         (depreciation)	$(453)   	$-
   Net purchases (sales)		$(1,780)        $-
   Net transfers in and out of Level 3  $87	        $-
Balance at 3/31/09			$5,182          $-
Change in unrealized loss relating to
securities still  held at 3/31/09       $(480)          $-



Derivatives Disclosure.


The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an intitial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund.
Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Show below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

Derivatives not               Asset Derivatives March 31, 2009
accounted for as he-                         Notional Value/
dging instruments         Balance            No.of Contracts     Fair
under FASB Statement 133  Sheet Location     Long/(Short)        Value

Elfun Diversified Fund

Interest Rate Contracts	  Receivables, Net    11,800,000         174,030*
			  Assets - Unrealized
			  Appreciation


Equity Contracts	  Receivables, Net    11,110             21,354*
			  Assets - Unrealized
			  Appreciation



* Includes cumulative appreciation/depreciation of futures contracts as reported in theSchedule of Investments. Only the current day's variation margin is reported within theStatement of Assets and Liabilities.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Diversified Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 26, 2009